Fund Summary
Templeton Foreign Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 28 in the Fund's Prospectus and under “Buying and Selling Shares” on page 49 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton Foreign Fund	Class A	Class C	Class R	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton Foreign Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.34%	0.34%	0.34%	0.14%	0.34%
Expenses (as a percentage of Assets)		1.21%	1.96%	1.46%	0.76%	0.96%
[1]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton Foreign Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	691	937	1,202	1,957
Class C	299	615	1,057	2,285
Class R	149	462	797	1,746
Class R6	78	243	422	941
Advisor Class	98	306	531	1,178

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton Foreign Fund Class C	199	615	1,057	2,285

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.17% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets in foreign securities, which may include emerging markets. Under normal market conditions, the Fund invests predominantly in the equity securities of such foreign companies located outside the U.S. The equity securities in which the Fund invests are predominantly common stock. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'09	28.36%
Worst Quarter:	Q4'08	-24.25%
As of March 31, 2013, the Fund's year-to-date return was 1.16%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton Foreign Fund	Label	1 Year	5 Years	10 Years
MSCI EAFE Index		17.90%	(3.21%)	8.70%
Class A	Return Before Taxes	11.76%	(3.10%)	7.43%
Class A After Taxes on Distributions		11.69%	(4.01%)	6.28%
Class A After Taxes on Distributions and Sales		8.41%	(2.65%)	6.58%
Class C		16.70%	(2.67%)	7.27%
Class R		18.24%	(2.19%)	7.79%
Advisor Class		18.89%	(1.69%)	8.34%

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Templeton World Fund
Investment Goal
Long-term capital growth.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 26 in the Fund's Prospectus and under “Buying and Selling Shares” on page 49 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Templeton World Fund	Class A	Class C	Class R6		Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	[1]	none
[1]	The Fund began offering Class R6 shares on May 1, 2013.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Templeton World Fund		Class A	Class C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses (as a percentage of Assets):	[1]	0.22%	0.22%	0.13%	0.22%
Expenses (as a percentage of Assets)		1.09%	1.84%	0.75%	0.84%
[1]	Other expenses for Class R6 represent an estimate of expenses, including the effect of this Class' lower shareholder servicing fees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Templeton World Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	680	902	1,141	1,827
Class C	287	579	995	2,159
Class R6	77	240	418	932
Advisor Class	86	268	466	1,037

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Templeton World Fund Class C	187	579	995	2,159

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.77% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Under normal circumstances, the Fund will invest in issuers located in at least three different countries (including the U.S.). The equity securities in which the Fund invests are primarily common stock, and may include smaller and midsize companies. Although the investment manager will search for investments across a large number of countries and sectors, from time to time, based on economic conditions, the Fund may have significant positions in particular countries or sectors.

When choosing equity investments for the Fund, the investment manager applies a “bottom-up,” value-oriented, long-term approach, focusing on the market price of a company’s securities relative to the investment manager’s evaluation of the company’s long-term earnings, asset value and cash flow potential. The investment manager also considers a company’s price/earnings ratio, price/cash flow ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q2'03	19.81%
Worst Quarter:	Q4'08	-19.25%
As of March 31, 2013, the Fund's year-to-date return was 5.72%.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2012
Average Annual Total Returns Templeton World Fund	Label	1 Year	5 Years	10 Years
MSCI World Index		16.54%	(0.60%)	8.08%
Class A	Return Before Taxes	12.52%	(1.63%)	7.60%
Class A After Taxes on Distributions		12.00%	(1.92%)	6.81%
Class A After Taxes on Distributions and Sales		9.23%	(1.30%)	6.71%
Class C		17.47%	(1.21%)	7.43%
Advisor Class		19.65%	(0.21%)	8.42%	[1]
[1]	Since inception May 15, 2006.

Performance information for Class R6 shares is not shown because it had not commenced operations as of the date of this prospectus.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.